Supplement dated January 25, 2024
to the Prospectus dated May 1, 2023
for the LiveWell Variable Annuity
issued by Midland National Life Insurance Company
through the Midland National Life Separate Account C
This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.

Effective May 1, 2024, the below Delaware Ivy VIP funds will undergo a name change to the Macquarie VIP funds. Additional information about each of these investment options is located in the appendix to your Prospectus or Summary Prospectus.

Old Fund Name	New Fund Name
Delaware Ivy VIP Asset Strategy II	Macquarie VIP Asset Strategy II
Delaware Ivy VIP Balanced II	Macquarie VIP Balanced II
Delaware Ivy VIP Energy II	Macquarie VIP Energy II
Delaware Ivy VIP Global Growth II	Macquarie VIP Global Growth II
Delaware Ivy VIP Growth II	Macquarie VIP Growth II
Delaware Ivy VIP High Inc II	Macquarie VIP High Inc II
Delaware Ivy VIP Intl Core Eq II	Macquarie VIP Intl Core Eq II
Delaware Ivy VIP Mid Cap Gr II	Macquarie VIP Mid Cap Gr II
Delaware Ivy VIP Natural Res II	Macquarie VIP Natural Res II
Delaware Ivy VIP Sci and Tech II	Macquarie VIP Sci and Tech II
Delaware Ivy VIP SCC II	Macquarie VIP Sm Cp Core II
Delaware Ivy VIP Small Cap Gr II	Macquarie VIP Sm Cp Gr II
Delaware VIP Global Val Equity II	Macquarie VIP Global Va Eq II
Delaware VIP International Std	Macquarie VIP International Std
Delaware VIP Opportunity Std	Macquarie VIP Opportunity Std
Delaware VIP Total Return Std	Macquarie VIP Total Return Std

A corresponding change is hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.
Please retain this supplement for future reference.